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FEDERATED U.S. GOVERNMENT BOND FUND
Supplement to Prospectus Dated October 31, 1998

         I. At a special meeting of shareholders to be held on November 15, 1999, shareholders of the above-named Trust will be asked to vote on the changes described below. If approved by shareholders, these changes will take effect on or after December 1, 1999. Shareholders will be notified if any of these changes are not approved at the special meeting or any adjournment thereof. Please keep this supplement for your records.

              Shareholders will be asked to consider the following proposals:

                  (1) To elect seven Trustees.

                  (2) To make changes to the Trust's fundamental investment policies:

                      (a) To amend the Trust's fundamental investment policy regarding diversification to read as follows:

                           "With respect to securities comprising 75% of the value of its total assets, the Trust will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Trust would own more than 10% of the outstanding voting securities of that issuer."

                      (b) To amend the Trust's fundamental investment policy regarding borrowing money and issuing senior securities to read as follows:

                           "The Trust may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act."

                      (c) To amend the Trust's fundamental investment policy regarding investments in real estate to read as follows:

                           "The Trust may not purchase or sell real estate, provided that this restriction does not prevent the Trust from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Trust may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner."

                      (d) To amend the Trust's fundamental investment policy regarding investments in commodities to read as follows:

                           "The Trust may not purchase or sell physical commodities, provided that the Trust may purchase securities of companies that deal in commodities."

                      (e) To amend the Trust's fundamental investment policy regarding underwriting securities to read as follows:

                           "The Trust may not underwrite the securities of other issuers, except that the Trust may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933."

                      (f) To amend the Trust's fundamental investment policy regarding lending by the Trust to read as follows:

                           "The Trust may not make loans, provided that this restriction does not prevent the Trust from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests."

                      (g) To amend the Trust's fundamental investment policy regarding concentration of the Trust's investments in the securities of companies in the same industry to read as follows:

                           "The Trust will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry."

                      (h) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding buying securities on margin to read as follows:

                           "The Trust will not purchase securities on margin, provided that the Trust may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Trust may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments."

                      (i) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding pledging assets to read as follows:

                           "The Trust will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities."

                      (j) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding investing in illiquid securities to read as follows:

                           "The Trust will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Trust's net assets."

                      (k) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding investing in restricted securities to read as follows:

                           "The Trust may invest in restricted securities. Restricted securities are any securities in which the Trust may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Trust will limit their purchase, together with other illiquid securities, to 15% of its net assets."

                      (l) To amend, and to make non-fundamental, the Trust's fundamental investment policy regarding temporary investments to read as follows:

                           "The Trust may temporarily depart from its principal investment strategies by investing its assets in cash, cash items and short-term, higher-quality debt securities and similar obligations."

                      (m) To make non-fundamental the Trust's following fundamental investment policies regarding purchasing put options:

                           "The Trust may attempt to hedge all or a portion of its portfolio through the purchase of put options on portfolio securities and listed put options on financial futures contracts for portfolio securities. Put options on portfolio securities are intended to protect against price movements in particular securities in the portfolio. Put options on financial futures contracts will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates. The Trust will not purchase put options on securities unless the securities are held in the Trust's portfolio."

                      (n) To make non-fundamental the Trust's following fundamental investment policies regarding selling call options:

                           "The Trust may write covered call options to generate income. The Trust may only sell listed call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any such additional consideration). The Trust reserves the right to write covered call options on its entire portfolio. The Trust will not write call options on securities unless the securities are held in the Trust's portfolio or unless the Trust is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment."

                      (o) To make non-fundamental the Trust's current fundamental investment policy regarding investing in when-issued and delayed delivery transactions that states:

                           "The Trust may invest in when-issued and delayed delivery transactions to secure what is considered to be an advantageous price and yield for the Trust."

                      (p) To make non-fundamental the Trust's fundamental investment policy that provides that the Trust may enter into reverse repurchase agreements.

                  (3) To eliminate certain of the Trust's fundamental investment policies:

                      (a) To remove the Trust's fundamental investment policy regarding selling securities short;

                      (b) To remove the Trust's fundamental investment policy regarding investing in oil, gas and minerals;

                      (c) To remove the Trust's fundamental investment policy regarding investing in securities of new issuers;

                      (d) To remove the Trust's fundamental investment policy regarding investing in issuers whose securities are owned by officers and Trustees;

                      (e) To remove the Trust's fundamental investment policy regarding investing for the purpose of exercising control;

                      (f) To remove the Trust's fundamental investment policy relating to short-term trading;

                      (g) To remove the Trust's fundamental investment policy regarding investing in futures contracts; and

                      (h) To remove the Trust's fundamental investment policies confining investments to instruments that are permitted investments for federally chartered savings and loan institutions.

                  (4) To approve amendments to, and a restatement of, the Declaration of Trust for the Trust:

                      (a) To require the approval of a majority of the outstanding voting securities of the Trust in the event of the sale and conveyance of the assets of the Trust to another trust or corporation; and

                      (b) To permit the Board of Trustees to liquidate assets of the Trust, or of its series or classes, and distribute the proceeds of such assets to the holders of such shares representing such interests, without seeking shareholder approval.

         II. The following actions have been taken by the Board of Trustees with regard to certain non-fundamental investment policies and limitations of the Trust:

                  (1) Approved the elimination of the following non-fundamental investment limitations of the Trust:

                      (a) Removed the Trust's non-fundamental investment policy pertaining to writing covered call options that provides that the Trust will not write covered call options on more than 25% of its total assets unless a higher limit is authorized by the Trustees.

                      (b) Removed the Trust's non-fundamental investment policy prohibiting engaging in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of the Trust's assets.
                  (2) Approved the adoption of a non-fundamental investment
                      policy for the Trust that provides that the Trust may purchase calls.

                  (3) Approved the elimination of the following undertakings for the Trust:

                      "The Trust did not engage in options transactions or reverse repurchase agreements, sell securities short, borrow money, or invest in illiquid securities in excess of 5% of the value of its total assets during the last fiscal year, and has no present intent to do so in the coming fiscal year."

                  (4) Approved the adoption of the following non-fundamental investment limitations pertaining to concentration by the
                      Trust:

                      "(a) utility companies will be divided according to their services (for example, gas, gas transmission, electric and telephone will each be considered a separate industry);
                      (b) financial service companies will be classified according to the end users of their services (for example, automobile finance, bank finance and diversified finance will each be considered a separate industry); and (c) asset-backed securities will be classified according to the underlying assets securing such securities. To conform to the current view of the SEC that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Trust will not exclude foreign banks from industry concentration limits as long as the policy of the SEC remains in effect. In addition, investments in bank instruments, and investments in certain industrial development bonds funded by activities in a single industry, will be deemed to constitute investment in an industry, except when held for temporary defensive purposes. The investment of more than 25% of the value of the Trust's total assets in any one industry will constitute `concentration.'"

                  (5) Approved the adoption of the following non-fundamental investment limitation for the Trust when applying its commodities restriction:

                      "As a matter of non-fundamental policy, for purposes of the commodities policy, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities."

                                                                 October 1, 1999


Federated Investors

Federated Securities Corp., Distributor
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779

Cusip 314284100